Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [Member]
Property and Equipment Estimated Useful Lives	Shorter of lease term or estimated useful life
Production equipment [Member]
Property and Equipment Useful Lives	7 years
Production equipment [Member] | Minimum [Member]
Property and Equipment Useful Lives	1 year
Building [Member]
Property and Equipment Useful Lives	30 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and Equipment Useful Lives	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and Equipment Useful Lives	7 years
Office equipment [Member] | Minimum [Member]
Property and Equipment Useful Lives	2 years
Office equipment [Member] | Maximum [Member]
Property and Equipment Useful Lives	7 years
Vehicles [Member] | Minimum [Member]
Property and Equipment Useful Lives	3 years
Vehicles [Member] | Maximum [Member]
Property and Equipment Useful Lives	7 years